Cover	12 Months Ended
Dec. 31, 2023 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-213314
Entity Registrant Name	HUAHUI EDUCATION GROUP LIMITED
Entity Central Index Key	0001680935
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 901, 9th Floor, Investment Bank Building
Entity Address, Address Line Two	115 Fuhua 1st Road, Futian District
Entity Address, Address Line Three	Shenzhen
Entity Address, City or Town	Guangdoang Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	302,734,900
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Pan-China Singapore PAC
Auditor Firm ID	6255
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 901, 9th Floor, Investment Bank Building
Entity Address, Address Line Two	115 Fuhua 1 st Road, Futian District
Entity Address, Address Line Three	Shenzhen
Entity Address, City or Town	Guangdoang Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	(86)
Local Phone Number	18126438481
Contact Personnel Name	Shufang Zeng